Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent events
On February 18 and 28, 2024 the vessels “Aquadisiac” and “Gstaad Grace II (ex. Stealth Haralambos)”, respectively, were delivered to the Company (Note 3).
From January 8, 2024 to January 23, 2024 the Company repurchased 807,348 shares of common stock for an aggregate of consideration of $2.5 million under its share repurchase program.
In April 2024, the Company granted (1) 426,253 of restricted shares of common stock under the Plan to the Company’s CEO, Interim CFO, non-executive members of the Board of Directors of the Company and employees of the Manager, and (2) options to acquire up to 111,000 of common stock under the Plan to the Company’s CEO, Interim CFO and non-executive members of the Board of Directors of the Company. 50% of these restricted shares and options vest in April 2025 and the remaining 50% vest in April 2026.
In April 2024, the Company’s 2024 Equity Compensation Plan, was adopted, under which awards can be made totaling in aggregate up to 10% of the number of shares of common stock outstanding at the time any award is granted.
In April 2024, the Company paid dividends amounting to $435,246 to the holders of the Company’s Series A Preferred Shares.